Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

July 31, 2019

SDH-QTLY-0919
1.969439.105

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 87.7%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.4%
DISH Network Corp. 2.375% 3/15/24	$510,000	$453,416
Energy - 0.0%
Denbury Resources, Inc. 6.375% 12/31/24 (a)	78,000	47,407

TOTAL CONVERTIBLE BONDS		500,823

Nonconvertible Bonds - 87.3%
Aerospace - 4.0%
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,530,000	2,567,950
7.5% 12/1/24 (a)	105,000	108,250
TransDigm, Inc.:
6% 7/15/22	1,810,000	1,828,643
6.25% 3/15/26 (a)	215,000	225,481
		4,730,324
Air Transportation - 0.7%
American Airlines Group, Inc. 5.5% 10/1/19 (a)	485,000	484,515
United Continental Holdings, Inc. 4.25% 10/1/22	345,000	353,625
		838,140
Banks & Thrifts - 2.7%
Ally Financial, Inc.:
3.875% 5/21/24	970,000	1,001,525
4.125% 2/13/22	1,200,000	1,235,640
Bank of America Corp. 4.2% 8/26/24	250,000	265,534
Deutsche Bank AG 2.7% 7/13/20	250,000	248,808
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	200,000	200,461
UniCredit SpA 3.75% 4/12/22 (a)	200,000	203,554
		3,155,522
Broadcasting - 2.0%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (a)	45,000	45,956
LIN Television Corp. 5.875% 11/15/22	300,000	307,125
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,830,000	1,848,300
4.625% 7/15/24 (a)	120,000	123,516
		2,324,897
Cable/Satellite TV - 6.9%
Altice SA 7.75% 5/15/22 (a)	200,000	204,250
Cablevision Systems Corp. 5.875% 9/15/22	1,445,000	1,535,313
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,115,000	1,120,575
5.125% 2/15/23	1,800,000	1,824,750
5.125% 5/1/23 (a)	720,000	737,208
CSC Holdings LLC 5.375% 7/15/23 (a)	750,000	769,200
DISH DBS Corp.:
5.125% 5/1/20	45,000	45,506
5.875% 7/15/22	1,260,000	1,273,570
5.875% 11/15/24	155,000	144,153
6.75% 6/1/21	430,000	447,609
		8,102,134
Chemicals - 2.6%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	60,665
3.45% 6/1/23	805,000	813,050
NOVA Chemicals Corp. 5.25% 8/1/23 (a)	300,000	305,250
OCI NV 6.625% 4/15/23 (a)	565,000	587,600
The Chemours Co. LLC 6.625% 5/15/23	750,000	753,285
TPC Group, Inc. 8.75% 12/15/20 (a)	525,000	525,788
		3,045,638
Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (a)	195,000	187,688
Containers - 4.7%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(b)	27,285	28,172
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	700,000	710,850
4.625% 5/15/23 (a)	1,200,000	1,230,000
Ball Corp.:
4% 11/15/23	300,000	309,750
5% 3/15/22	300,000	314,190
Berry Global, Inc. 5.125% 7/15/23	500,000	510,625
OI European Group BV 4% 3/15/23 (a)	250,000	251,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8034% 7/15/21 (a)(b)(c)	310,000	310,589
5.125% 7/15/23 (a)	1,700,000	1,729,750
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)(d)	55,000	56,719
8.5% 8/15/27 (a)(d)	55,000	58,041
		5,509,936
Diversified Financial Services - 9.7%
Aircastle Ltd. 4.125% 5/1/24	80,000	82,197
Capital One Financial Corp. 3.2% 1/30/23	200,000	203,879
EG Global Finance PLC 6.75% 2/7/25 (a)	500,000	501,875
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (a)	170,000	182,750
FLY Leasing Ltd.:
5.25% 10/15/24	790,000	809,987
6.375% 10/15/21	250,000	255,325
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	777,700
6.25% 2/1/22	2,805,000	2,882,459
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.09% 12/21/65 (a)(b)(c)	605,000	423,500
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.34% 12/21/65 (a)(b)(c)	175,000	125,125
Morgan Stanley 4.1% 5/22/23	200,000	209,576
Navient Corp. 7.25% 1/25/22	2,085,000	2,267,438
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	251,000	260,116
5.25% 8/15/22 (a)	105,000	110,837
5.5% 2/15/24 (a)	1,000,000	1,080,300
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	45,000	47,278
Springleaf Finance Corp. 6.125% 3/15/24	1,100,000	1,191,781
		11,412,123
Diversified Media - 1.2%
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/24 (a)	125,000	135,625
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,315,000	1,312,962
		1,448,587
Energy - 13.3%
California Resources Corp. 8% 12/15/22 (a)	655,000	458,500
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	350,000	398,132
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	650,000	656,500
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.1603% 6/15/22 (a)(b)(c)	525,000	522,376
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	500,000	508,775
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,085,000	1,098,563
DCP Midstream Operating LP 5.375% 7/15/25	1,400,000	1,485,778
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	117,000	85,703
9.25% 3/31/22 (a)	130,000	114,075
Energy Transfer Partners LP:
4.25% 3/15/23	475,000	495,528
7.5% 10/15/20	105,000	110,904
Ensco PLC 4.5% 10/1/24	205,000	146,063
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	320,000	212,000
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	1,300,000	1,317,875
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	26,775
MEG Energy Corp. 6.375% 1/30/23 (a)	300,000	284,250
NextEra Energy Partners LP:
4.25% 7/15/24 (a)	250,000	253,750
4.25% 9/15/24 (a)	155,000	156,550
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	445,000	434,988
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	150,000	153,750
Plains All American Pipeline LP/PAA Finance Corp. 2.6% 12/15/19	100,000	99,885
Precision Drilling Corp.:
6.5% 12/15/21	159,600	157,206
7.75% 12/15/23	235,000	236,175
Range Resources Corp. 5% 8/15/22	840,000	772,548
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	700,000	690,375
Sanchez Energy Corp. 7.25% 2/15/23 (a)	150,000	122,250
Southwestern Energy Co. 4.1% 3/15/22	300,000	291,750
Summit Midstream Holdings LLC 5.5% 8/15/22	590,000	566,400
Sunoco LP/Sunoco Finance Corp. 4.875% 1/15/23	300,000	305,160
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	625,000	625,594
5.25% 5/1/23	800,000	809,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	350,000	350,340
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	757,313
6.25% 10/15/22	135,000	138,295
W&T Offshore, Inc. 9.75% 11/1/23 (a)	250,000	239,375
Weatherford International Ltd. 9.875% 2/15/24 (e)	500,000	236,250
Weatherford International, Inc. 9.875% 3/1/25 (e)	500,000	233,750
Whiting Petroleum Corp. 5.75% 3/15/21	165,000	165,206
		15,717,707
Environmental - 0.6%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	750,000	752,370
Food/Beverage/Tobacco - 2.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,225,000	1,225,000
ESAL GmbH 6.25% 2/5/23 (a)	750,000	763,133
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	200,511
JBS Investments GmbH 7.25% 4/3/24 (a)	250,000	259,375
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	35,000	35,963
Vector Group Ltd. 6.125% 2/1/25 (a)	500,000	473,785
		2,957,767
Gaming - 3.1%
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	500,000	513,750
MGM China Holdings Ltd. 5.375% 5/15/24 (a)	500,000	517,500
MGM Mirage, Inc. 6% 3/15/23	1,000,000	1,085,000
Scientific Games Corp.:
5% 10/15/25 (a)	115,000	117,588
6.625% 5/15/21	935,000	946,688
10% 12/1/22	24,000	25,020
Wynn Macau Ltd. 4.875% 10/1/24 (a)	500,000	500,313
		3,705,859
Healthcare - 8.1%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (a)	200,000	206,518
Community Health Systems, Inc.:
5.125% 8/1/21	800,000	792,000
6.25% 3/31/23	1,085,000	1,038,888
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	500,000	499,510
Encompass Health Corp. 5.125% 3/15/23	255,000	258,825
Express Scripts Holding Co. 3.5% 6/15/24	200,000	207,155
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	320,316
5% 3/15/24	300,000	325,600
6.25% 2/15/21	800,000	838,288
Mylan NV 3.15% 6/15/21	200,000	201,820
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	60,000	60,889
Tenet Healthcare Corp.:
4.375% 10/1/21	1,365,000	1,390,594
4.75% 6/1/20	200,000	202,500
6.75% 6/15/23	1,165,000	1,198,494
8.125% 4/1/22	485,000	517,738
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	234,613
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (a)	409,000	411,945
6.5% 3/15/22 (a)	785,000	813,849
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	21,250
		9,540,792
Leisure - 0.8%
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	200,000	203,000
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	202,000
7.25% 11/30/21 (a)	500,000	514,375
		919,375
Metals/Mining - 0.5%
First Quantum Minerals Ltd. 7.25% 4/1/23 (a)	175,000	173,359
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	300,000	306,156
5.125% 3/15/23 (a)	90,000	93,713
		573,228
Paper - 0.3%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)	175,000	182,000
CommScope Finance LLC:
5.5% 3/1/24 (a)	100,000	101,250
6% 3/1/26 (a)	100,000	101,095
		384,345
Restaurants - 2.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	600,000	612,000
Golden Nugget, Inc. 6.75% 10/15/24 (a)	800,000	823,504
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,246,438
		2,681,942
Services - 2.0%
Air Lease Corp. 2.125% 1/15/20	200,000	199,597
APX Group, Inc. 8.75% 12/1/20	103,000	97,850
Aramark Services, Inc. 5.125% 1/15/24	300,000	307,614
Corrections Corp. of America:
4.125% 4/1/20	1,105,000	1,098,094
5% 10/15/22	25,000	24,500
Laureate Education, Inc. 8.25% 5/1/25 (a)	575,000	625,313
		2,352,968
Technology - 4.0%
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	415,000	427,303
4.125% 6/1/21 (a)	175,000	179,010
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	161,154
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,600,000	1,713,520
Symantec Corp. 4.2% 9/15/20	1,900,000	1,929,992
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 2/1/23 (a)	300,000	289,125
		4,700,104
Telecommunications - 10.5%
Altice Financing SA 6.625% 2/15/23 (a)	500,000	515,625
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	775,000	807,938
Equinix, Inc. 5.375% 4/1/23	580,000	591,600
Frontier Communications Corp.:
8% 4/1/27 (a)	130,000	135,649
10.5% 9/15/22	175,000	109,375
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	200,000	199,520
Level 3 Financing, Inc. 5.625% 2/1/23	2,300,000	2,329,900
Qwest Corp. 6.75% 12/1/21	100,000	107,365
SBA Communications Corp.:
4% 10/1/22	500,000	506,000
4.875% 9/1/24	500,000	514,310
Sprint Communications, Inc. 6% 11/15/22	515,000	547,188
Sprint Corp. 7.875% 9/15/23	2,280,000	2,533,650
T-Mobile U.S.A., Inc. 4% 4/15/22	1,425,000	1,449,938
Telecom Italia SpA 5.303% 5/30/24 (a)	700,000	739,375
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	1,300,000	1,339,000
		12,426,433
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	580,000	616,308
5.25% 5/15/24 (a)	155,000	166,380
5.5% 1/15/23 (a)	165,000	176,402
Teekay Corp. 9.25% 11/15/22 (a)	250,000	259,375
		1,218,465
Utilities - 3.6%
Calpine Corp. 6% 1/15/22 (a)	500,000	503,750
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	272,000	291,380
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,329,250
The AES Corp.:
4% 3/15/21	185,000	187,775
4.5% 3/15/23	120,000	123,000
4.875% 5/15/23	1,615,000	1,635,220
Williams Partners LP 3.35% 8/15/22	150,000	152,852
		4,223,227

TOTAL NONCONVERTIBLE BONDS		102,909,571

TOTAL CORPORATE BONDS
(Cost $103,113,017)		103,410,394
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Forbes Energy Services Ltd. (f)
(Cost $301,607)	6,468	12,613
	Principal Amount	Value

Bank Loan Obligations - 0.8%
Air Transportation - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(c)	6,504	6,540
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.3299% 4/4/26 (b)(c)	3,497	3,516

TOTAL AIR TRANSPORTATION		10,056

Energy - 0.1%
Forbes Energy Services LLC Tranche B, term loan 16% 4/13/21 (b)(g)	74,083	74,638
Food & Drug Retail - 0.1%
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.875% 11/19/23 (b)(c)(g)	80,852	80,508
Technology - 0.1%
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2344% 7/7/25 (b)(c)	5,000	5,013
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 7/1/24 (b)(c)	4,963	4,965
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4844% 5/31/25 (b)(c)	34,650	33,628
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2344% 5/31/26 (b)(c)	15,000	14,275
Syniverse Holdings, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.325% 3/11/24 (b)(c)	150,000	105,000

TOTAL TECHNOLOGY		162,881

Telecommunications - 0.5%
Intelsat Jackson Holdings SA Tranche B-5, term loan 6.625% 1/2/24	500,000	505,105
Securus Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 10.5799% 11/1/25 (b)(c)	165,000	147,951

TOTAL TELECOMMUNICATIONS		653,056

Utilities - 0.0%
Brookfield WEC Holdings, Inc. 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.9844% 8/1/26 (b)(c)	10,000	10,105
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,059,771)		991,244

Preferred Securities - 1.3%
Banks & Thrifts - 1.1%
Bank of America Corp. 5.2% (b)(h)	300,000	306,750
Citigroup, Inc.:
5.95% (b)(h)	100,000	106,625
5.95% (b)(h)	10,000	10,188
Royal Bank of Scotland Group PLC 7.5% (b)(h)	800,000	813,000

TOTAL BANKS & THRIFTS		1,236,563

Energy - 0.2%
Energy Transfer Partners LP 6.25% (b)(h)	265,000	249,951
TOTAL PREFERRED SECURITIES
(Cost $1,442,365)		1,486,514
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund 2.43% (i)
(Cost $6,330,719)	6,329,570	6,330,836
TOTAL INVESTMENT IN SECURITIES - 95.2%
(Cost $112,247,479)		112,231,601
NET OTHER ASSETS (LIABILITIES) - 4.8%		5,643,125
NET ASSETS - 100%		$117,874,726

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,441,059 or 34.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Non-income producing

 (g) Level 3 security

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,875
Total	$42,875

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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